Note 3 - Acquisitions - Acquisitions Details (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash consideration, net of cash acquired	$ 41,989	$ 10,067